INVESTMENT IN AFFILIATES	12 Months Ended
Dec. 31, 2025
Investments in and Advances to Affiliates [Abstract]
INVESTMENT IN AFFILIATES
NOTE 4 -          INVESTMENT IN AFFILIATES

On November 25, 2015, the Company signed an agreement with a Russia-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new Company, TAT-Engineering LLC, established in January 2016, is based in Novosibirsk’s Tolmachevo airport and provides services for heat transfer products. TAT held 51% of TAT-Engineering LLC's shares and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to participating rights granted to the other stockholder. The functional currency of TAT-Engineering is their local currency.

The summarized financial information of TAT-Engineering LLC as follows:

	December 31,
	2025	2024
Balance sheets:
Current assets	$7,425	$3,512
Non-current assets	706	1,093
Current liabilities	2,319	1,721

	Year ended December 31,
	2025	2024	2023
Statements of operation:
Revenues	$5,126	$3,366	$2,702
Gross profit	3,282	2,095	1,739
Net income	2,969	1,414	987
Net income attributable to the Company	1,488	809	503